Income Taxes - Significant Components of Temporary Differences, Unused Tax Credits and Unused Tax Losses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-capital losses available for future periods [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 121,471	$ 100,434
Expiry Date	2029 to 2041	2029 to 2040
Net capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences		$ 355
Expiry Date	No expiry	No expiry
Share issuance costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 9,672	$ 3,069
Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	765	987
Donations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 133	$ 48
Expiry Date	2022 to 2026	2021 to 2025